13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

9/30/2002

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	November 13, 2002

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		25

Form 13F Information Table Value Total:	$326,523 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:  ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER    VOTING Authority
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S  Sole          None
ACADIA REALTLY TRUST          SH BEN INT  004239-10-9  62,321      8,421,759.000        SOLE               7,527,171.600 894,587.400
BP AMOCO PLC (FKA AMOCO)      SPONS ADR   055622-10-4  170         4,266.000            SOLE               SOLE
CATELLUS DEVELOPMENT CORP.    COM         149111-10-6  6,255       339,000.000          SOLE               SOLE
FANSTEEL INC. DEL             COM         307260-10-9  0           36,432.000           SOLE               SOLE
FELCOR LODGING TRUST          COM         31430F-10-1  18,538      1,444,878.000        SOLE               SOLE
FOREST CITY ENTERPRISES INC.  CL A        345550-10-7  15,990      492,000.000          SOLE               SOLE
HILTON HOTELS GROUP C.S.      COM         432848-10-9  13,189      1,159,000.000        SOLE               SOLE
IHOP CORP                     COM         449623-10-7  11,713      486,000.000          SOLE               SOLE
LATIN AMERICAN DISCOVERY  FD  COM         51828C-10-6  9,512       1,372,600.000        SOLE               SOLE
MACERICH COMPANY              COM         554382-10-1  14,003      452,000.000          SOLE               SOLE
MARRIOTT INTERNATIONAL INC    CL A        571903-20-2  13,712      473,000.000          SOLE               SOLE
MORGAN STAN D WITTR EMG MK    COM         61744G-10-7  9,837       1,257,900.000        SOLE               SOLE
MORGAN STAN D WITTR ASISA PAC COM         61744U-10-6  21,649      3,006,755.000        SOLE               SOLE
MORGAN STANLEY D. W. GOV'T    GOVT INC TR 61745P-10-6  69,837      7,517,400.000        SOLE               SOLE
OMNICELL INC.                 COM         68213N-10-9  64          10,911.000           SOLE               SOLE
ORIGINAL 16 TO ONE MINE       COM         686203-10-0  1           67,500.000           SOLE               SOLE
RAYONIER INC.                 COM         754907-10-3  7,808       186,300.000          SOLE               SOLE
ROYCE FOCUS TR                COM         78080N-10-8  1,574       296,905.000          SOLE               SOLE
ROYCE MICRO-CAP. TR INC       COM         780915-10-4  28,354      3,483,232.000        SOLE               SOLE
SCUDDER INTER GOVT TR         SH BEN INT  811163-10-4  13,138      1,819,600.000        SOLE               SOLE
SYNAPTICS INC                 COM         87157D-10-9  1,036       215,412.000          SOLE               SOLE
TRACTOR SUPPLY CO             COM         892356-10-6  677         21,300.000           SOLE               SOLE
TRIZEC PROPERTIES INC         SUB VTG     89687P-10-7  6,299       555,000.000          SOLE               SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  206         13,743.000           SOLE               SOLE
WYETH                         COM         983024-10-0  642         20,176.000           SOLE               SOLE

TOTAL                                                  326,523     33,153,069.000